Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts (1)
	2019	2020
	(in trillions)
Interest rate contracts	¥1,409.6	¥1,553.5
Foreign exchange contracts	230.5	230.2
Equity contracts	6.4	8.1
Commodity contracts	0.2	0.1
Credit derivatives	7.2	8.7
Other	3.0	3.1

Total	¥1,656.9	¥1,803.7

Note:
(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	2019 (1)(5)			2020 (1)(5)
	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)	Not designated as hedges (2)	Designated as hedges (3)	Total derivatives (4)
	(in billions)
Derivative assets:
Interest rate contracts	¥10,108	¥1	¥10,109	¥10,847	¥—	¥10,847
Foreign exchange contracts	2,795	—	2,795	3,734	—	3,734
Equity contracts	188	—	188	236	—	236
Commodity contracts	27	—	27	26	—	26
Credit derivatives	84	—	84	114	—	114
Other	2	—	2	1	—	1

Total derivative assets	¥13,204	¥1	¥13,205	¥14,958	¥—	¥14,958

Derivative liabilities:
Interest rate contracts	¥9,896	¥—	¥9,896	¥10,205	¥—	¥10,205
Foreign exchange contracts	2,671	—	2,671	3,604	4	3,608
Equity contracts	183	—	183	277	—	277
Commodity contracts	27	—	27	26	—	26
Credit derivatives	69	—	69	95	—	95
Other (6)	(136)	—	(136)	(177)	—	(177)

Total derivative liabilities	¥12,710	¥—	¥12,710	¥14,030	¥4	¥14,034

Notes:
(1)
The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).

(3)
The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.

(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.

(6)	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2018			2019			2020
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥51	¥51	¥—	¥6	¥6	¥—	¥(173)	¥(173)
Foreign exchange contracts	(163)	—	(163)	(347)	—	(347)	(429)	—	(429)
Equity contracts	—	(260)	(260)	—	80	80	—	30	30
Commodity contracts	—	6	6	—	—	—	—	—	—
Credit derivatives	—	(2)	(2)	—	(40)	(40)	—	15	15
Other	3	(22)	(19)	(7)	(70)	(77)	(5)	(31)	(36)

Total	¥(160)	¥(227)	¥(387)	¥(354)	¥(24)	¥(378)	¥(434)	¥(159)	¥(593)

Protection Sold Through Credit Derivatives [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2019:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥378,527	¥1,603,962	¥145,689	¥2,128,178	¥(30,303)
Non-investment grade	112,901	238,330	5,672	356,903	(127)
Not rated	—	5,097	—	5,097	(47)

Total	491,428	1,847,389	151,361	2,490,178	(30,477)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	120,854	—	120,854	(82)
Non-investment grade	—	101,001	—	101,001	(2,010)

Total	—	221,855	—	221,855	(2,092)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	13,000	194,618	8,000	215,618	(3,853)
Non-investment grade	—	—	—	—	—
Not rated	8,863	206,832	3,444	219,139	(3,043)

Total	21,863	401,450	11,444	434,757	(6,896)

Total index and basket credit default swaps sold	21,863	623,305	11,444	656,612	(8,988)

Total credit default swaps sold	513,291	2,470,694	162,805	3,146,790	(39,465)

Other credit derivatives sold (3)
Investment grade	77,693	—	—	77,693	(620)

Total credit derivatives	¥590,984	¥2,470,694	¥162,805	¥3,224,483	¥(40,085)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2020:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability (1)
	(in millions)
Single name credit default swaps:
Investment grade (2)	¥303,870	¥2,125,006	¥494,040	¥2,922,916	¥(63,855)
Non-investment grade	93,671	279,892	49,681	423,244	3,358
Not rated	2,453	6,826	—	9,279	(18)

Total	399,994	2,411,724	543,721	3,355,439	(60,515)

Index and basket credit default swaps held by BK:
Investment grade (2)	—	28,296	—	28,296	(3)
Non-investment grade	—	99,035	—	99,035	(1,195)
Total	—	127,331	—	127,331	(1,198)

Index and basket credit default swaps held by SCHD:
Investment grade (2)	20,000	182,306	14,950	217,256	(1,820)
Non- investme nt grade	—	7,595	—	7,595	(165)
Not rated	28,296	190,398	5,316	224,010	(5,205)

Total	48,296	380,299	20,266	448,861	(7,190)

Total index and basket credit default swaps sold	48,296	507,630	20,266	576,192	(8,388)

Total credit default swaps sold	448,290	2,919,354	563,987	3,931,631	(68,903)

Other credit derivatives sold
Investment grade	—	—	—	—	—

Total credit derivatives	¥448,290	¥2,919,354	¥563,987	¥3,931,631	¥(68,903)

Notes:
(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counte r party netting.

(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.

(3)	Other credit derivatives primarily consist of total return swaps.